Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital
Schedule of share repurchase activities

The following table summarizes the share repurchase activities during the period:

($ millions, except as noted)	2023	2022
Share repurchase activities (thousands of common shares)
Shares repurchased	51 982	116 908
Amounts charged to
Share capital	871	1 947
Retained earnings	1 362	3 188
Share repurchase cost	2 233	5 135
Average repurchase cost per share	42.96	43.92

Schedule of liability for share repurchases

Under an automatic repurchase plan agreement with an independent broker, the company has recorded the following liability for share repurchases that may take place during its internal blackout period:

	December 31	December 31
($ millions)	2023	2022
Amounts charged to
Share capital	60	136
Retained earnings	90	214
Liability for share purchase commitment	150	350